Non Current Liabilities - Convertible Note - Summary of Assumptions Which were Based on Market Conditions that Existed at Grant Date (Detail) - Convertible Notes [member]	12 Months Ended
Jun. 30, 2019 AUD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Historic volatility	85.00%
Share price	$ 0.051
Risk adjusted interest rate	15.00%
Dividend yield	0.00%
Australian Government Securities Yields [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	2.734%
Ten year Australian Government Securities Yield [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	2.734%